Portfolio of Investments – as of September 30, 2024 (Unaudited)
Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks — 94.7% of Net Assets
	Aerospace & Defense — 1.4%
162,880	BWX Technologies, Inc.	$17,705,056
	Banks — 14.2%
674,200	Cadence Bank	21,473,270
547,290	Comerica, Inc.	32,788,144
160,860	Cullen/Frost Bankers, Inc.	17,993,800
278,345	Prosperity Bancshares, Inc.	20,060,324
518,840	United Bankshares, Inc.	19,248,964
408,420	Western Alliance Bancorp	35,324,246
577,250	Zions Bancorp NA	27,257,745
		174,146,493
	Building Products — 4.6%
252,295	AAON, Inc.	27,207,493
1,832,610	Janus International Group, Inc.(a)	18,527,687
677,915	JELD-WEN Holding, Inc.(a)	10,717,836
		56,453,016
	Capital Markets — 2.7%
490,530	Artisan Partners Asset Management, Inc., Class A	21,249,760
47,210	Evercore, Inc., Class A	11,960,181
		33,209,941
	Chemicals — 6.5%
614,135	Axalta Coating Systems Ltd.(a)	22,225,546
684,365	Chemours Co.	13,906,297
1,529,345	Element Solutions, Inc.	41,537,010
14,250	Hawkins, Inc.	1,816,447
		79,485,300
	Communications Equipment — 1.1%
212,360	Ciena Corp.(a)	13,079,252
	Construction & Engineering — 1.6%
67,055	Valmont Industries, Inc.	19,442,597
	Consumer Finance — 1.3%
141,895	FirstCash Holdings, Inc.	16,289,546
	Diversified Consumer Services — 2.0%
286,955	Stride, Inc.(a)	24,480,131
	Electric Utilities — 1.6%
406,935	Portland General Electric Co.	19,492,187
	Electronic Equipment, Instruments & Components — 4.7%
384,000	Celestica, Inc.(a)	19,630,080
69,685	Fabrinet(a)	16,476,321
100,010	Insight Enterprises, Inc.(a)	21,541,154
		57,647,555
	Energy Equipment & Services — 0.6%
1,000,785	Patterson-UTI Energy, Inc.	7,656,005
	Ground Transportation — 1.4%
600,615	RXO, Inc.(a)	16,817,220
	Health Care Equipment & Supplies — 3.3%
327,320	Globus Medical, Inc., Class A(a)	23,416,473
105,850	TransMedics Group, Inc.(a)	16,618,450
		40,034,923
	Health Care Providers & Services — 4.5%
255,890	Acadia Healthcare Co., Inc.(a)	16,225,985
365,215	AMN Healthcare Services, Inc.(a)	15,481,464
280,785	HealthEquity, Inc.(a)	22,982,252
		54,689,701
	Hotels, Restaurants & Leisure — 1.6%
363,070	Red Rock Resorts, Inc., Class A	19,765,531
Shares	Description	Value (†)
	Household Durables — 3.8%
222,530	Champion Homes, Inc.(a)	$21,106,970
101,040	Installed Building Products, Inc.	24,883,121
		45,990,091
	Industrial REITs — 1.7%
535,420	STAG Industrial, Inc.	20,929,568
	Insurance — 4.2%
477,260	First American Financial Corp.	31,503,933
219,540	Selective Insurance Group, Inc.	20,483,082
		51,987,015
	Machinery — 2.1%
98,265	Alamo Group, Inc.	17,700,475
39,155	Lincoln Electric Holdings, Inc.	7,518,543
		25,219,018
	Marine Transportation — 1.7%
172,735	Kirby Corp.(a)	21,147,946
	Metals & Mining — 1.7%
191,140	Materion Corp.	21,380,920
	Mortgage Real Estate Investment Trusts (REITs) — 3.4%
2,127,730	AGNC Investment Corp.	22,256,056
1,476,620	MFA Financial, Inc.	18,782,606
		41,038,662
	Oil, Gas & Consumable Fuels — 3.4%
449,850	Antero Resources Corp.(a)	12,888,202
197,105	Matador Resources Co.	9,740,929
295,385	Murphy Oil Corp.	9,966,290
696,155	Permian Resources Corp.	9,474,670
		42,070,091
	Personal Care Products — 1.4%
1,821,735	Coty, Inc., Class A(a)	17,106,092
	Professional Services — 0.9%
173,360	Kforce, Inc.	10,652,972
	Real Estate Management & Development — 2.5%
2,240,075	Cushman & Wakefield PLC(a)	30,532,222
	Retail REITs — 1.8%
460,725	NNN REIT, Inc.	22,340,555
	Semiconductors & Semiconductor Equipment — 2.9%
372,640	MaxLinear, Inc.(a)	5,395,827
55,570	Onto Innovation, Inc.(a)	11,534,109
453,990	Rambus, Inc.(a)	19,167,458
		36,097,394
	Specialty Retail — 3.3%
110,725	Signet Jewelers Ltd.	11,420,177
392,890	Valvoline, Inc.(a)	16,442,447
769,980	Warby Parker, Inc., Class A(a)	12,573,773
		40,436,397
	Textiles, Apparel & Luxury Goods — 2.0%
520,110	Gildan Activewear, Inc.	24,502,382
	Trading Companies & Distributors — 4.8%
308,910	Beacon Roofing Supply, Inc.(a)	26,699,091
94,130	GATX Corp.	12,467,519
379,827	Rush Enterprises, Inc., Class A	20,066,260
		59,232,870
	Total Common Stocks (Identified Cost $1,011,342,199)	1,161,058,649

Exchange-Traded Funds — 2.9%
215,535	iShares Russell 2000 Value ETF (Identified Cost $35,890,520)	35,955,549

Principal Amount	Description	Value (†)
Short-Term Investments — 2.1%
$25,581,058	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $25,583,190 on 10/01/2024 collateralized by $12,493,400 U.S. Treasury Inflation Indexed Note, 0.125% due 10/15/2026 valued at $14,008,250; $12,098,200 U.S. Treasury Note, 3.500% due 9/30/2026 valued at $12,084,515 including accrued interest(b) (Identified Cost $25,581,058)	$25,581,058
	Total Investments — 99.7% (Identified Cost $1,072,813,777)	1,222,595,256
	Other assets less liabilities — 0.3%	3,305,719
	Net Assets — 100.0%	$1,225,900,975

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,161,058,649	$ —	$ —	$1,161,058,649
Exchange-Traded Funds	35,955,549	—	—	35,955,549
Short-Term Investments	—	25,581,058	—	25,581,058
Total Investments	$1,197,014,198	$25,581,058	$—	$1,222,595,256

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2024 (Unaudited)
Banks	14.2%
Chemicals	6.5
Trading Companies & Distributors	4.8
Electronic Equipment, Instruments & Components	4.7
Building Products	4.6
Health Care Providers & Services	4.5
Insurance	4.2
Household Durables	3.8
Oil, Gas & Consumable Fuels	3.4
Mortgage Real Estate Investment Trusts (REITs)	3.4
Specialty Retail	3.3
Health Care Equipment & Supplies	3.3
Semiconductors & Semiconductor Equipment	2.9
Capital Markets	2.7
Real Estate Management & Development	2.5
Machinery	2.1
Textiles, Apparel & Luxury Goods	2.0
Diversified Consumer Services	2.0
Other Investments, less than 2% each	19.8
Exchange-Traded Funds	2.9
Short-Term Investments	2.1
Total Investments	99.7
Other assets less liabilities	0.3
Net Assets	100.0%